Summary of Significant Accounting Policies - Schedule of Revenue Recognition (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Total net revenues	$ 19,657,905	$ 37,894,166	$ 54,596,333	$ 86,705,020
Solar systems installations, gross [Member]
Disaggregation of Revenue [Line Items]
Revenue	24,120,570	50,904,324	69,727,470	115,213,716
Financing fees [Member]
Disaggregation of Revenue [Line Items]
Revenue	(4,890,020)	(14,941,988)	(17,394,944)	(33,726,283)
Solar systems installations, net [Member]
Disaggregation of Revenue [Line Items]
Revenue	19,230,550	35,962,336	52,332,526	81,487,433
Roofing installations [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 427,355	$ 1,931,830	$ 2,263,807	$ 5,217,587